AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2022
	Shares	Value
Common Stocks - 99.0%
Communication Services - 1.9%
Gray Television, Inc.	294,446	$6,498,423
Consumer Discretionary - 9.0%
Boot Barn Holdings, Inc.*	78,782	7,467,746
Callaway Golf Co.*,1	176,984	4,144,965
Denny's Corp.*	224,948	3,219,006
Group 1 Automotive, Inc.[1]	37,079	6,222,969
LCI Industries	24,275	2,519,988
MDC Holdings, Inc.	46,387	1,755,284
Noodles & Co.*	398,419	2,378,561
Signet Jewelers, Ltd.	30,575	2,222,802

Total Consumer Discretionary		29,931,321
Consumer Staples - 3.0%
BJ's Wholesale Club Holdings, Inc.*	60,642	4,100,006
Central Garden & Pet Co.*	131,800	5,793,928

Total Consumer Staples		9,893,934
Energy - 7.1%
Magnolia Oil & Gas Corp., Class A	297,290	7,030,909
Matador Resources Co.	148,386	7,861,490
ProPetro Holding Corp.*	433,969	6,045,188
Solaris Oilfield Infrastructure, Inc., Class A	250,665	2,830,008

Total Energy		23,767,595
Financials - 27.2%
Ameris Bancorp	126,401	5,546,476
Atlantic Union Bankshares Corp.	151,299	5,551,160
Cathay General Bancorp	97,547	4,365,228
City Holding Co.	43,309	3,408,418
Community Bank System, Inc.	70,580	4,951,187
Enterprise Financial Services Corp.	83,870	3,967,890
Federal Agricultural Mortgage Corp., Class C	39,885	4,326,725
First Financial Bancorp	158,624	3,656,283
First Interstate BancSystem, Inc., Class A	148,670	5,466,596
International Bancshares Corp.	97,363	4,109,692
James River Group Holdings, Ltd. (Bermuda)	64,077	1,585,265
OceanFirst Financial Corp.	236,808	4,759,841
Pacific Premier Bancorp, Inc.	159,759	5,647,481
Piper Sandler Cos.	53,022	6,959,138
PJT Partners, Inc., Class A	42,411	2,676,982
Selective Insurance Group, Inc.	75,810	6,774,382
Stifel Financial Corp.	89,460	6,074,334
Walker & Dunlop, Inc.	63,215	8,181,285
	Shares	Value

WesBanco, Inc.	80,153	$2,754,057

Total Financials		90,762,420
Health Care - 10.1%
Apollo Medical Holdings, Inc.*,1	37,505	1,817,867
Arcutis Biotherapeutics, Inc.*	195,432	3,764,020
Covetrus, Inc.*	191,284	3,211,659
Integer Holdings Corp.*	40,005	3,223,203
Ligand Pharmaceuticals, Inc.*	32,050	3,605,305
SeaSpine Holdings Corp.*	333,952	4,060,856
Supernus Pharmaceuticals, Inc.*,1	134,171	4,336,407
Tenet Healthcare Corp.*	114,943	9,880,500

Total Health Care		33,899,817
Industrials - 15.4%
Allegiant Travel Co.*	18,973	3,081,026
Atkore, Inc.*	47,771	4,702,577
CACI International, Inc., Class A*	18,850	5,678,751
CBIZ, Inc.*	115,659	4,854,208
Columbus McKinnon Corp.	118,922	5,042,293
Comfort Systems USA, Inc.	66,238	5,895,844
Federal Signal Corp.	91,571	3,090,521
ICF International, Inc.	52,523	4,944,515
Primoris Services Corp.	143,420	3,416,265
RBC Bearings, Inc.*	17,120	3,319,226
Terex Corp.	99,280	3,540,325
UFP Industries, Inc.	48,177	3,717,337

Total Industrials		51,282,888
Information Technology - 5.2%
American Software, Inc., Class A	248,978	5,188,702
Power Integrations, Inc.[2]	53,900	4,995,452
Silicon Laboratories, Inc.*	21,202	3,184,540
Viavi Solutions, Inc.*	256,975	4,132,158

Total Information Technology		17,500,852
Materials - 4.4%
Minerals Technologies, Inc.	50,301	3,327,411
Orion Engineered Carbons, S.A. (Luxembourg)	242,996	3,880,646
Schnitzer Steel Industries, Inc., Class A	78,610	4,083,003
Worthington Industries, Inc.[1]	63,953	3,287,824

Total Materials		14,578,884
Real Estate - 12.0%
Agree Realty Corp., REIT	57,550	3,819,018
CareTrust REIT, Inc.	142,393	2,748,185
Four Corners Property Trust, Inc., REIT	175,903	4,756,417
Getty Realty Corp., REIT	145,377	4,160,690

AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Real Estate - 12.0% (continued)
Independence Realty Trust, Inc., REIT [1]	376,527	$9,955,374
Lexington Realty Trust, REIT	201,134	3,157,804
STAG Industrial, Inc., REIT	110,270	4,559,664
Summit Hotel Properties, Inc., REIT *	259,425	2,583,873
Xenia Hotels & Resorts, Inc., REIT *	220,316	4,249,895

Total Real Estate		39,990,920
Utilities - 3.7%
IDACORP, Inc.	43,571	5,026,351
NorthWestern Corp.[1]	61,783	3,737,254
Southwest Gas Holdings, Inc.[1]	47,429	3,713,216

Total Utilities		12,476,821

Total Common Stocks (Cost $273,059,855)		330,583,875

	Principal Amount
Short-Term Investments - 2.6%
Joint Repurchase Agreements - 2.6%[2]
Bank of America Securities, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $2,103,140 (collateralized by various U.S. Government Agency Obligations, 2.000% - 4.000%, 02/01/36 - 03/01/52, totaling $2,145,184)	$2,103,122	2,103,122
Cantor Fitzgerald Securities, Inc., dated 03/31/22, due 04/01/22, 0.290% total to be received $2,103,117 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 04/25/22 - 12/20/71, totaling $2,145,162)	2,103,100	2,103,100
	Principal Amount	Value

Citigroup Global Markets, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $442,744 (collateralized by various U.S. Treasuries, 0.000% - 4.375%, 05/03/22 - 08/15/51, totaling $451,595)	$442,740	$442,740
MUFG Securities America, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $2,103,140 (collateralized by various U.S. Government Agency Obligations, 1.920% - 4.500%, 12/01/28 - 03/01/52, totaling $2,145,184)	2,103,122	2,103,122
RBC Dominion Securities, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $2,103,140 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 04/26/22 - 03/20/52, totaling $2,145,184)	2,103,122	2,103,122

Total Joint Repurchase Agreements		8,855,206

Total Short-Term Investments (Cost $8,855,206)		8,855,206
Total Investments - 101.6% (Cost $281,915,061)		339,439,081
Other Assets, less Liabilities - (1.6)%		(5,453,820)
Net Assets - 100.0%		$333,985,261

*	Non-income producing security.
[1]	Some of these securities, amounting to $17,603,378 or 5.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$330,583,875	—	—	$330,583,875
Short-Term Investments
Joint Repurchase Agreements	—	$8,855,206	—	8,855,206
Total Investments in Securities	$330,583,875	$8,855,206	—	$339,439,081

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.

AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (continued)
For the period ended March 31, 2022, there were no transfers in or out of Level 3.

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$17,603,378	$8,855,206	$9,553,488	$18,408,694
The following table summarizes the securities received as collateral for securities lending at March 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-7.500%	04/28/22-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.